Consolidated Statements of Comprehensive Income/(Loss) (Unaudited) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 29, 2015	Mar. 30, 2014
Statement of Comprehensive Income [Abstract]
Net income	$ 279	$ 198
Other comprehensive income/(loss), net of tax:
Foreign currency translation adjustments	(794)	113
Net deferred gains/(losses) on net investment hedges from periodic revaluations	432	(115)
Net pension and post-retirement benefit (losses)/gains	(1)	0
Reclassification of net pension and post-retirement benefit (gains)/losses to net income	0	(1)
Net deferred (losses)/gains on cash flow hedges from periodic revaluations	(67)	(60)
Net deferred losses/(gains) on cash flow hedges reclassified to earnings	1	(3)
Total comprehensive (loss)/income	(150)	132
Comprehensive (income)/loss attributable to the noncontrolling interest	(11)	10
Comprehensive (loss)/income attributable to H.J. Heinz Holding Corporation	$ (139)	$ 122